INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

Cost	Software*	License	Patent applications and technological know how	Total

Balance, January 1, 2023	$2,350,473	$850,000	$42,961,382	$46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)

Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Impairments	-		-	(5,601,167)
Translation differences	-	-	(5,601,167)	-
Balance, September 30, 2024	$81,238	$-	27,861,936	$27,943,174

Accumulated depreciation

Balance, January 1, 2023	$-	$-	$-	$-
Depreciation	81,406	-	-	81,406
Translation differences	(168)	-	-	(168)
Balance, December 31, 2023	81,238	-	-	81,238
Depreciation	-	-	-	$-
Balance, September 30, 2024	$81,238	$-	$-	$81,238

Net book value
At December 31, 2023	$-	$-	$33,463,103	$33,463,103
At September 30, 2024	$-	$-	$27,861,936	$27,861,936

*	Reclassified software development costs from Capital Work in Progress (Note 7) to Intangible Assets – Software (See Note 3)